Long-term investments - Equity method investments, Summary combined financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Financial position:
Current assets	¥ 3,281,075		¥ 2,456,638		$ 475,711
Non-current assets	969,952		1,510,064		140,628
Total assets	4,251,027		3,966,702		616,339
Current liabilities	3,599,402		3,022,657		521,863
Non-current liabilities	828,818		489,358		120,167
Total liabilities	4,428,220		3,512,015		642,030
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc	(177,193)		(4,102,986)		(25,691)
Liabilities, mezzanine equity and shareholders' deficit	4,251,027		3,966,702		$ 616,339
Results of operations:
Total revenues	3,557,137	$ 515,736	2,779,063	¥ 2,241,063
Loss from operation	(1,466,283)	(212,591)	(981,685)	(430,481)
Net loss	(1,539,301)	$ (223,179)	(1,179,615)	¥ (439,659)
Impairment loss recognized	0		0
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Financial position:
Current assets	1,924,404		1,464,896
Non-current assets	1,044,375		1,259,714
Total assets	2,968,779		2,724,610
Current liabilities	1,411,045		675,927
Non-current liabilities	1,069,822		956,934
Total liabilities	2,480,867		1,632,861
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc	487,912		1,091,749
Liabilities, mezzanine equity and shareholders' deficit	2,968,779		2,724,610
Results of operations:
Total revenues	1,141,490		711,800
Loss from operation	(804,411)		(500,388)
Net loss	¥ (772,328)		¥ (389,593)